Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (9,528)		$ (11,107)		$ (3,857)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	(77)		76		6
Depreciation of property and equipment	174		190		128
Stock compensation expense	1,172		301		502
Loss on sale of fixed assets			5
Interest on principle shareholder convertible loan	46		73		54
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(1,841)		1,923		(662)
Decrease (increase) in other current assets	(18)		347		(308)
Decrease (increase) in inventories	(288)		420		(469)
Increase (decrease) in trade payables	599		(1,236)		79
Increase (decrease) in other payables and accrued expenses	581		197		(62)
Net cash used in operating activities	(9,180)		(8,811)		(4,589)
Investing activities:
Purchase of property and equipment	(84)		(501)		(107)
Net cash used in investing activities	(84)		(501)		(107)
Financing activities:
Proceeds from short term loans	218		1,151		1,145
Repayment from short term loan	(392)		(1,139)		(1,242)
Proceeds from issuance of shares and warrants, net of issuance expenses	4,949
Proceeds from principle shareholder convertible loan	7,500		10,599		4,250
Proceeds from exercise of stock options					36
Net cash provided by financing activities	12,275		10,611		4,189
Net increase (decrease) in cash and cash equivalents	3,011		1,299		(507)
Cash and cash equivalents, beginning of year	2,183	[1]	884	[1]	1,391	[1]
Cash and cash equivalents, end of year	5,194	[1]	2,183	[1]	884	[1]
Non cash investing activities:
Purchase of property and equipment	45				20
Non cash financing activities:
Conversion of loans	8,546		8,645		5,423
Cash paid during the year for:
Interest	$ 4		$ 19		$ 25

[1]	As of December 31, 2013, US$56 thousand (2012: US$51thousand) is deposited in NIS bearing an average annual interest of 0.15% (2012: 1.00%). US$42 thousand (2012: US$41 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.